Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-41849
Entity Registrant Name	Mach Natural Resources LP
Entity Central Index Key	0001980088
Entity Tax Identification Number	93-1757616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14201 Wireless Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	405
Local Phone Number	252-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	MNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true